FAIR VALUE OF INVESTMENTS - TRADING PROFITS AND LOSSES BY INDUSTRY SECTOR (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trading profits and losses
Total, net	$ 15,589,451	$ 30,329,459	$ 170,018,543
Agriculture
Trading profits and losses
Total, net	(5,108,659)	3,186,283	(10,831,497)
Currencies
Trading profits and losses
Total, net	23,899,963	(8,966,092)	23,750,878
Energy
Trading profits and losses
Total, net	(20,731,130)	36,538,775	48,093,717
Interest rates
Trading profits and losses
Total, net	48,174,692	17,080,347	112,341,985
Metals
Trading profits and losses
Total, net	(30,523,950)	8,631,611	(1,188,085)
Stock indices
Trading profits and losses
Total, net	$ (121,465)	$ (26,141,465)	$ (2,148,455)